Document and Entity Information	Aug. 28, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	ExxonMobil Holdings Corp
Amendment Flag	false
Entity Central Index Key	0002115436
Document Type	8-K
Document Period End Date	Aug. 28, 2026
Entity Incorporation State Country Code	TX
Entity File Number	1-43384
Entity Tax Identification Number	41-4104094
Entity Address, Address Line One	22777 Springwoods Village Parkway
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389-1425
City Area Code	(972)
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	XOM
Security Exchange Name	NYSE
Zero Point Five Two Four Percent Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
Zero Point Five Two Four Percent Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
One Point Four Zero Eight Percent Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE